Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of prepaid expenses and other current assets
	December 31,
	2025	2024
	$	$
Prepaid insurance	1,403	1,700
Prepaid research and development	1	516
Other	184	210
	1,588	2,426